Property and Equipment, Net - Summary of Property and Equipment, Net (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Property Plant And Equipment [Line Items]
Property and equipment, gross	$ 10,537	$ 10,393
Less: accumulated depreciation	(3,782)	(3,121)
Property and equipment, net	6,755	7,272
Office Equipment and Computers
Property Plant And Equipment [Line Items]
Property and equipment, gross	820	939
Fixtures and Fittings
Property Plant And Equipment [Line Items]
Property and equipment, gross	3,044	2,785
Laboratory Equipment
Property Plant And Equipment [Line Items]
Property and equipment, gross	$ 6,673	$ 6,669